Dividends on ordinary shares (Details) - GBP (£) £ in Millions			6 Months Ended
	May 16, 2024	Mar. 25, 2024	Jun. 30, 2024
Disclosure Of Dividends [Abstract]
Dividend paid	£ 1,650	£ 490	£ 1,900